Real estate properties development completed and under development	12 Months Ended
Dec. 31, 2020
Real estate properties development completed and under development
Real estate properties development completed and under development

5.         Real estate properties development completed and under development

The following summarizes the components of real estate properties development completed and under development at December 31, 2019 and 2020:

	December 31,	December 31,
	2019	2020
	US$	US$
Real estate properties development completed	458,204,518	439,204,753
Real estate properties under development	3,254,387,749	3,010,624,339
Total real estate properties development completed and under development	3,712,592,267	3,449,829,092

As of December 31, 2020, land use rights included in the real estate properties under development totaled US$1,171,226,276 (December 31, 2019: US$2,179,888,833).

As of December 31, 2020, land use rights with an aggregate net book value of US$418,658,396 (December 31, 2019: US$798,910,332) was pledged as collateral for certain bank loans and other debts.